Property, Plant and Equipment - Schedule of Movements in Property, Plant and Equipment, Net (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	€ 190	€ 12
Ending balance	144	190
Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	205	13
Additions	13	192
Ending balance	218	205
Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(15)	(1)
Depreciation	72	14
FX	(13)
Ending balance	(74)	(15)
Right of Use Asset
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	162
Ending balance	113	162
Right of Use Asset | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	172
Additions		172
Ending balance	172	172
Right of Use Asset | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(10)
Depreciation	64	10
FX	(15)
Ending balance	(59)	(10)
Computer Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	28	12
Ending balance	31	28
Computer Equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	33	13
Additions	13	20
Ending balance	46	33
Computer Equipment | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(5)	(1)
Depreciation	8	4
FX	2
Ending balance	€ (15)	€ (5)